ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES.
Accrued compensation and related benefits	$ 6,624,000	$ 5,638,000
Accrued legal fees	18,000	2,462,000
Commission fee accrual	103,000	363,000
Accrued expenses for federal, state and local taxes payable	130,000	84,000
Other	1,702,000	1,082,000
Total accrued expenses	$ 8,576,941	$ 9,629,084